Trade Receivables, Net - Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of provision matrix [line items]
Gross carrying amount	$ 2,601,658	$ 79,636,748
Loss allowance (Lifetime ECL)	(5,077)	(155,389)
Amortized cost	$ 2,596,581	$ 79,481,359
Not past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 2,346,278	$ 71,819,583
Loss allowance (Lifetime ECL)	(233)	(7,119)
Amortized cost	2,346,045	71,812,464
Less than 1 month [member]
Disclosure of provision matrix [line items]
Gross carrying amount	213,585	6,537,819
Loss allowance (Lifetime ECL)	(147)	(4,463)
Amortized cost	$ 213,438	$ 6,533,356
Less than 1 month [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Less than 1 month [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%
1 to 3 months [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 25,443	$ 778,799
Loss allowance (Lifetime ECL)	(488)	(14,949)
Amortized cost	$ 24,955	$ 763,850
1 to 3 months [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
1 to 3 months [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
More than 91 days [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 13,254	$ 405,707
Loss allowance (Lifetime ECL)	(1,309)	(40,080)
Amortized cost	$ 11,945	$ 365,627
More than 91 days [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%
More than 91 days [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Individually impaired [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 3,098	$ 94,840
Loss allowance (Lifetime ECL)	(2,900)	(88,778)
Amortized cost	$ 198	$ 6,062
Individually impaired [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Individually impaired [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%